                                  ANNUAL REPORT

                                 April 30, 2000


                                     [LOGO]


                               UNITED ASSOCIATION
                               S&P 500 INDEX FUND

LETTER FROM THE GENERAL PRESIDENT OF THE UNITED ASSOCIATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

On March 2, 2000 the United Association S&P 500 Index Fund was launched and represents the first union-affiliated index mutual fund. The Fund's investment goal is to approximate, before fund expenses, the investment results of the S&P 500 Index. The S&P 500 Index is made up of common stocks of 500 large, publicly traded companies.

Your participation and the overall response to the UA S&P 500 Index Fund have been impressive. In just these past few months, the Fund has grown enormously with its UA pride. I find this remarkable level of participation very gratifying. It shows that you, UA locals and other members are investors who recognize a good opportunity when they see it. It also shows that you have confidence in your union and the programs that are established for your benefit.

The following report is for the fiscal year-ended April 30, 2000. At that time the UA S&P 500 Index Fund had $579.7 million in assets under management and it showed no signs of slowing down. Hundreds of investors like you were among those who requested information and applications. On www.uafund.com, the Fund's website, over 68,000 hits were recorded during the first two months of operation, as information was both viewed and downloaded online. This was clearly a message to me and all UA General Officers that our membership was eager for just such a program.

In the UA we are fortunate to have our own mutual fund that enables:

         - MEMBERS AND OFFICERS TO GAIN EXPOSURE TO AN S&P 500 INDEX FUND
         - MEMBERS AND OFFICERS TO INVEST FOR THE FUTURE WITH PRIDE
         - PROXY VOTING RIGHTS TO BE GAINED

As you may be aware, the proxy voting rights are especially significant for our members. The stocks held in the UA S&P 500 Index Fund provide proxy voting rights that can be exercised on behalf of our members. The proxy voting process is an increasingly significant way for the UA to express to these corporations and their management the value of using skilled United Association tradespeople for their construction, renovation and maintenance needs. Our proxy voting opportunity guarantees that the United Association's voice will be heard in boardrooms all across North America.

We have had many successes over the past three years in getting the attention of corporate America through the exercise of our proxy voting rights. Virtually every day, we are able to use our position as stockholders in major corporations to get out the message that there is no substitute for a skilled United Association tradesperson.

We have every right to do this, and in fact, it is our obligation as stockholders to know how these corporations are operating because that has a direct effect on the value of the stock we hold. Proxy voting enables us to meet that obligation.

With the new UA S&P 500 Index Fund we will now bring that same oversight to the companies in which we hold stocks through this fund.

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--------------------------------------------------------------------------------

The rapid growth of investors making investments into the UA S&P 500 Index Fund is proof positive that the United Association has enthusiastically embraced such a unique opportunity.

For those of you who would like additional information on the UA S&P 500 Index Fund, I urge you to call toll free 1-888-766-8043 or visit www.uafund.com. I know that in recent months, the stock market has been somewhat unstable, but stocks and stock mutual funds are considered long-term investments that have historically had these fluctuations.

Thank you for your investment in the UA S&P 500 Index Fund and please help me encourage others to invest with pride.

Sincerely,

/s/ Martin J. Maddaloni

Martin J. Maddaloni
General President of the United Association
Trustee of Financial Investors Trust

FUND OVERVIEW
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--------------------------------------------------------------------------------

     ----------------------------------------------------------------------
                                 INVESTMENT GOAL
     ----------------------------------------------------------------------
      To approximate, before fund expenses, the investment results of the
                                 S&P 500 Index.
     ----------------------------------------------------------------------
                                 INCEPTION DATE
     ----------------------------------------------------------------------
                             Class I - March 2, 2000
                            Class II - March 28, 2000
     ----------------------------------------------------------------------
                                  TICKER SYMBOL
     ----------------------------------------------------------------------
                                 Class I - UASPX
                            Class II - Not available
     ----------------------------------------------------------------------

--------------------------------------------------------------------------------
                     MARKET COMMENTARY FOR MARCH & APRIL, 2000
--------------------------------------------------------------------------------

The stock market, as measured by the S&P 500 Index, generated an impressively positive 9.78% rate of total return for the month of March. The exceptionally strong performance for the month marked a dramatic rebound from the negative performance of Year 2000's first two months, resulting in a positive 2.29% stock market return on a year-to-date basis. Stock prices were extremely volatile during the month, as record high levels for the technology heavy NASDAQ stock index were achieved and dramatically lost. This volatility was caused by growing concern with technology stock earnings and valuation parameters, coupled with the fifth Federal Reserve initiated interest rate increase since June 1999. However, continued robust economic growth, muted inflationary pressures, strong productivity advances, and a growing sense that Mr. Greenspan and Company will eventually be successful in cooling economic growth to less threatening levels, served to fuel the stock market's March advance.

Conversely, the S&P 500 Index generated Year 2000's third month of negative performance, posting a (3.01%) rate of total return for April. This negative return materialized in one of the most volatile stock market environments in recent history, as record setting advances and declines, often posted in a single day, became commonplace. Driven by the conflicting implications of impressively strong corporate profit growth, mind-boggling economic growth, insatiable consumer spending, and powerful signs of inflation's untimely return, the equity markets were swept by waves of panicked selling and bargain basement buying. Market leading technology stocks were especially hard hit as the early April collapse of the Microsoft antitrust settlement negotiations, coupled with lingering profit and valuation concerns, served to fuel the fears of an already nervous market for technology stocks.
--------------------------------------------------------------------------------

          ------------------------------------------------------------
                   TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
          ------------------------------------------------------------
          General Electric Co                                4.0%
          Cisco Systems Inc                                  3.7
          Intel Corp                                         3.3
          Microsoft Corp                                     2.8
          Exxon Mobil Corp                                   2.1
          Wal-Mart Stores Inc                                1.9
          Oracle Corp                                        1.7
          International Business Machines                    1.6
          Citigroup Inc                                      1.6
          Lucent Technologies Inc                            1.5
          ------------------------------------------------------------
          Top Ten                                           24.2%
          ------------------------------------------------------------

          The top 10 equity holdings are presented to illustrate examples of the equity securities that the Fund has bought and may not be representative of the Fund's current or future investments.

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--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
          SECTOR DIVERSIFICATION (% OF COMMON STOCKS) - APRIL 30, 2000
--------------------------------------------------------------------------------
                                        FUND                  S&P 500 INDEX
                                ------------------------------------------------
Basic Materials ................         2.4%                     2.4%
Consumer - Cyclical ............         7.2                      7.2
Consumer - NonCyclical .........         5.8                      5.8
Consumer Services ..............         5.0                      5.0
Commercial Services ............         1.3                      1.3
Energy .........................         5.5                      5.5
Financial ......................        13.0                     13.0
Health Care ....................        10.4                     10.4
Industrials ....................         6.3                      6.3
Technology .....................        32.9                     32.9
Telecommunications .............         7.3                      7.3
Transportation .................         0.6                      0.6
Utility ........................         2.3                      2.3
--------------------------------------------------------------------------------

DEFINITION OF INDICES

The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

INDEPENDENT AUDITOR'S REPORT
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--------------------------------------------------------------------------------

[LOGO]

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS,
FINANCIAL INVESTORS TRUST:

We have audited the accompanying statement of net assets of the United Association S&P 500 Index Fund of Financial Investors Trust as of April 30, 2000, the related statement of operations and the statement of changes in net assets and financial highlights for the period from March 2, 2000 to April 30, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at April 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the United Association S&P 500 Index Fund of Financial Investors Trust as of April 30, 2000, and the results of its operations, the changes in its net assets and financial highlights for the period from March 2, 2000 to April 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Denver, Colorado
June 7, 2000

 ---------------
 DELOITTE TOUCHE
 TOHMATSU
 INTERNATIONAL
 ---------------

UNITED ASSOCIATION S&P 500 INDEX FUND
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--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
APRIL 30, 2000

---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (95.7%):           SHARES       MARKET VALUE                                 SHARES       MARKET VALUE
---------------------------------------------------------------------------------------------------------------------
General Electric Co               147,555     $23,203,024  McDonalds Corp                    60,892      $2,321,508
Cisco Systems Inc                 307,711      21,333,027  Enron Corp                        32,185       2,242,892
Intel Corp                        150,248      19,053,325  Compaq Computer Corp              76,418       2,235,226
Microsoft Corp*                   233,943      16,317,524  E. I. du Pont de Nemours & Co     46,970       2,228,139
Exxon Mobil Corp                  155,315      12,066,034  Sprint Corp                       38,757       2,131,635
Wal-Mart Stores Inc               200,154      11,083,528  Mediaone Group Inc*               27,526       2,081,654
Oracle Corp*                      126,481      10,110,575  CBS Corp*                         34,292       2,014,655
International Business Machines    81,065       9,048,881  Honeywell International Inc       35,602       1,993,712
Citigroup Inc                     151,627       9,012,330  Schlumberger  LTD                 24,729       1,893,314
Lucent Technologies Inc           143,378       8,916,319  Veritas Software Co*              17,626       1,890,664
American International Group       69,629       7,637,431  Nextel Comm Inc Cl A*             16,346       1,788,865
Pfizer Inc                        174,103       7,334,089  Gillette Co                       48,240       1,784,880
Nortel Networks Corp               64,760       7,334,070  Viacom Inc*                       31,345       1,704,384
Merck & Co Inc                    105,117       7,305,632  Merrill Lynch & Co                16,669       1,699,196
SBC Communications Inc*           153,418       6,721,626  Micron Technology*                12,141       1,690,634
AT&T Corp                         143,700       6,708,994  Comcast Corp Special Ci A*        41,164       1,649,133
Sun Microsystems Inc*              70,351       6,467,895  Charles Schwab Corp               36,889       1,641,561
EMC Corp*                          45,758       6,357,502  US West Inc                       22,728       1,617,950
America Online Inc*               102,776       6,147,289  Bank One Corp                     51,579       1,573,159
Hewlett-Packard Co                 45,002       6,075,270  Boeing Co                         39,521       1,568,490
Texas Instruments Inc              36,117       5,882,556  Minnesota Mining & Mfg Co         18,038       1,560,287
Home Depot Inc                    103,547       5,805,104  Automatic Data Processing Inc     28,140       1,514,284
MCI Worldcom Inc*                 127,645       5,799,870  Colgate Palmolive Co              26,197       1,496,504
Dell Computer Corp*               114,413       5,734,952  Anheuser Busch Co                 20,925       1,476,520
Royal Dutch Petroleum Co ADR       96,434       5,532,901  Fleetboston Financial Corp        41,174       1,459,104
Coca Cola Co                      111,084       5,227,891  Computer Associates Intl Inc      26,112       1,457,376
Time Warner Inc                    57,855       5,203,334  Electronic Data Systems Corp      21,168       1,455,300
Johnson & Johnson                  62,539       5,159,468  Federal Home Loan Mtg Corp        31,268       1,436,374
Bristol-Myers Squibb Co            89,210       4,677,949  Kimberly Clark Corp               24,545       1,425,144
Warner-Lambert                     38,611       4,394,414  First Union Corp                  44,427       1,416,111
Bell Atlantic Corp                 69,835       4,137,724  GAP Stores Inc                    38,474       1,413,919
Bellsouth Corp                     84,648       4,121,299  The Bank of New York Co, Inc      33,115       1,359,785
Walt Disney Co                     92,792       4,019,053  United Technologies Corp          21,512       1,337,778
Morgan Stanley Dean Witter         50,243       3,856,150  Target Corp                       19,803       1,318,137
Motorola Inc                       31,891       3,797,022  Walgreen Co                       45,151       1,269,872
Eli Lilly & Co                     49,038       3,791,250  Solectron Corp*                   26,387       1,235,241
Bank of America Corp               76,776       3,762,024  Texaco Inc                        24,890       1,232,055
Qualcomm Inc*                      33,121       3,591,558  Analog Devices Inc*               15,702       1,206,110
Procter & Gamble Inc               59,105       3,524,136  Marsh & McLennan Cos, Inc         12,002       1,182,947
Applied Materials Inc*             34,553       3,517,927  Unilever N.V. ADR                 25,708       1,171,321
Tyco Intl Ltd                      75,954       3,489,137  Dow Chemical Co                    9,866       1,114,858
American Home Products Corp        58,725       3,299,611  Firstar Corp                      44,078       1,096,440
Yahoo! Inc*                        23,677       3,083,929  Clear Channel Comm Inc*           15,222       1,095,984
Wells Fargo & Co                   73,912       3,035,012  Global Crossing Ltd*              34,254       1,079,001
American Express Co                20,137       3,021,809  Costco Wholesale Corp*            19,947       1,078,385
Ford Motor Company                 54,324       2,970,844  Emerson Electric Co               19,523       1,071,325
GTE Corp                           43,702       2,960,810  Alcoa Inc                         16,484       1,069,399
Pharmacia Corp                     56,281       2,810,532  Seagram Co, Ltd                   19,493       1,052,622
Medtronic Inc                      53,751       2,791,693  Xilinx Inc*                       14,356       1,051,577
Fannie Mae                         46,101       2,780,467  Safeway Inc*                      22,883       1,009,712
General Motors Corp                28,788       2,695,276  J. P. Morgan & Co, Inc             7,785         999,399
Chase Manhattan Corp               37,088       2,672,654  Network Appliance Inc*            13,466         995,642
Schering-Plough Corp               66,065       2,663,245  Tellabs Inc*                      18,095         991,832
Abbott Laboratories                69,133       2,657,300  Altera Corp*                       9,579         979,453
Amgen Inc*                         45,943       2,572,808  MBNA Corp*                        36,059         957,817
Chevron Corp                       29,516       2,512,549  Duke Energy Corp                  16,444         945,530
Sprint Corp*                       39,190       2,410,185  ALLTEL Corp                       14,124         941,011
PepsiCo Inc                        65,462       2,401,637  First Data Corp                   18,848         917,662
Corning Inc                        11,906       2,351,435  Apple Computer Inc*                7,243         898,585
Philip Morris Cos, Inc            106,410       2,327,719  Household International Inc       21,144         882,762
---------------------------------------------------------------------------------------------------------------------

UNITED ASSOCIATION S&P 500 INDEX FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2000

--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)                   SHARES       MARKET VALUE                                 SHARES       MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
Halliburton Co                               19,866      $877,829     Phillips Petroleum Co             11,392     $540,408
Fifth Third Bancorp                          13,877       875,986     Conexant Systems Inc*              9,016      539,833
Illinois Tool Works Inc                      13,517       865,933     Circuit City Store Inc             9,132      537,076
Allstate Corp                                36,217       855,627     General Dynamics Corp              9,040      528,840
Baxter Intl Inc*                             13,083       852,030     Dominion Resources Inc            11,617      522,765
Lowe's Companies Inc                         17,186       850,707     Hartford Fncl Srvcs Group Inc      9,967      520,153
Teradyne Inc*                                 7,690       845,900     Interpublic Group of Cos, Inc     12,614      517,174
LSI Logic Corp*                              13,378       836,125     BMC Software Inc*                 10,908      510,631
AES Corp*                                     9,282       834,800     UnitedHealth Group Inc             7,631      508,892
ADC Telecommunications Inc*                  13,457       817,513     FedEx Corp*                       13,372      503,957
Gannett Inc                                  12,539       800,929     Chubb Corp                         7,912      503,401
Guidant Corp*                                13,844       794,299     Campbell Soup Co                  19,231      500,006
Eastman Kodak Co                             14,188       793,641     General Mills Inc                 13,650      496,519
Xerox Corp                                   29,878       789,900     Burlington Nrthrn Santa Fe Corp   20,550      495,769
Gateway Inc*                                 14,234       786,429     Tandy Corp                         8,691      495,387
CVS Corp                                     17,651       767,818     Boston Scientific Corp*           18,652      494,278
Southern CO                                  30,275       754,983     Cendant Corp*                     31,946      493,166
Linear Technology Corp                       13,061       746,110     Citrix Systems Inc*                8,061      492,225
Best Buy Inc*                                 9,230       745,322     Southwest Airlines Co             22,685      491,981
Mellon Financial Corp                        22,879       734,988     Pitney Bowes Inc                  11,931      487,680
Suntrust Bank Inc                            14,389       730,242     Delphi Automotive Sys Corp        25,410      485,966
Williams Co Inc                              19,550       729,459     Molex Inc                          8,813      484,164
Omnicom Group Inc                             7,981       726,770     Coastal Corp                       9,602      481,900
Associates First Capital Corp                32,748       726,596     Seagate Technology Inc*            9,419      478,603
Columbia/HCA Healthcare Corp                 25,335       720,464     Union Pacific Corp                11,181      471,000
Kohl's Corp*                                 14,628       702,144     Baker Hughes Inc                  14,779      470,157
Conoco Inc                                   28,196       701,375     National Semiconductor Corp*       7,710      468,383
State Street Corp                             7,199       697,403     National City Corp                27,374      465,358
Kroger Co*                                   37,433       694,850     Dover Corp                         9,153      465,087
Cardinal Health Inc                          12,609       694,283     McGraw-Hill Cos, Inc               8,820      463,050
Carnival Corp                                27,750       690,281     Scientific Atlanta inc             7,080      460,643
International Paper Co                       18,627       684,542     Avon Products Inc                 10,895      452,142
Lexmark Intl Group Inc*                       5,740       677,320     Masco Corp                        20,099      450,971
US Bancorp                                   32,877       667,814     PG&E Corp                         17,270      447,941
Washington Mutual Inc                        25,959       663,577     Kellogg Co                        18,235      445,618
CIGNA Corp                                    8,264       659,054     Lockheed Martin Corp              17,855      444,143
Adobe Systems Inc                             5,396       652,579     Lehman Brothers Holdings Inc       5,398      442,973
Northern Trust Corp                          10,014       642,148     Waste Management Inc              27,867      442,389
Caterpillar Inc                              15,990       630,606     Transocean Sedco Forex Inc         9,335      438,745
Bestfoods                                    12,546       630,436     El Paso Energy Corp               10,271      436,517
Sears Roebuck & Co                           16,993       622,369     Limited Inc                        9,656      436,331
American General Corp                        11,113       622,328     PPG Industries Inc                 7,820      425,213
Albertson's Inc                              19,048       620,250     Deere & Co                        10,510      424,341
Sara Lee Corp                                40,870       613,050     Texas Utilities Co                12,426      418,601
3Com Corp*                                   15,497       611,163     ConAgra Inc                       22,144      417,968
Computer Sciences Corp*                       7,493       611,148     BB&T Corp                         15,624      415,989
KLA-Tencor Corp*                              8,091       605,814     Tribune Co                        10,681      415,224
Comverse Technology Inc*                      6,770       603,799     Textron Inc                        6,691      414,424
AFLAC Inc                                    11,966       584,090     May Department Stores Co          15,013      412,858
Paychex Inc                                  11,092       583,717     Coca Cola Enterprises Inc         19,111      407,303
Advanced Micro Devices Inc*                   6,617       580,642     Staples Inc*                      20,921      398,807
PNC Bank Corp                                13,225       576,941     Quaker Oats Co                     6,018      392,298
Wachovia Corp                                 9,111       571,146     Biogen Inc*                        6,662      391,809
Weyerhaeuser Co                              10,565       564,567     Clorox Co                         10,635      390,836
Providian Financial Group                     6,386       562,367     Unicom Corp                        9,787      389,033
Sysco Corp                                   14,815       557,414     Capital One Financial Corp         8,873      388,194
PE Corp - PE Biosystems Group                 9,273       556,380     Aetna Inc                          6,692      387,300
H. J. Heinz Co                               16,101       547,434     Burlington Resources Inc           9,784      384,633
NIKE Inc Cl B                                12,567       545,879     Wrigley (Wm) Jr Co                 5,201      376,422
Harley Davidson Inc                          13,642       543,122     KeyCorp                           20,152      372,812
--------------------------------------------------------------------------------------------------------------------------------

UNITED ASSOCIATION S&P 500 INDEX FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2000

--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)                   SHARES       MARKET VALUE                                 SHARES       MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
Danaher Corp                                  6,398      $365,486     Ralston Purina Co                 13,881     $245,520
Franklin Resources Inc                       11,320       365,070     Johnson Controls Inc               3,847      243,563
FPL Group Inc                                 8,061       364,256     IMS Health Inc                    13,847      236,264
St. Paul Cos, Inc                            10,217       363,981     Tricon Global Restaurants Inc*     6,912      235,872
Marriott Intl Inc                            11,190       358,080     Parker-Hannifin Corp               5,046      234,639
Tenet Healthcare Corp                        14,006       357,153     Synovus Financial Corp            12,578      233,479
Kansas City Southern Ind Inc                  4,967       357,003     Fort James Corp                    9,733      232,984
Union Carbide Corp                            6,020       355,180     Mattel Inc                        18,922      231,795
Occidental Petroleum Corp                    16,531       354,383     Bed Bath & Beyond Inc*             6,271      230,067
Reliant Energy Inc                           13,298       354,059     Columbia Energy Group              3,654      229,288
Public Svc Enterprise Group, Inc              9,829       352,615     Sabre Holdings Corp                6,559      229,171
Unocal Corp                                  10,902       352,271     Ecolab Inc                         5,856      228,750
Rohm & Haas Co                                9,840       350,550     Bear Stearns Co                    5,325      228,309
Consolidated Edison Inc                       9,946       349,975     AMR Corp                           6,666      227,061
Peco Energy Co                                8,357       348,382     MGIC Investment Corp               4,748      227,014
Allergan Inc                                  5,916       348,305     Ameren Corp                        6,168      226,289
Ingersoll-Rand Co                             7,360       345,460     Dana Corp                          7,398      224,714
Raytheon Co                                  15,218       337,649     SLM Holding Corp                   7,154      224,010
Rockwell International Corp                   8,551       336,696     Constellation Energy Corp          6,720      222,180
Avery Dennison Corp                           5,071       332,784     MBIA Inc                           4,486      221,777
USX-Marathon Group                           13,975       325,792     Northrop Grumman Corp              3,125      221,484
Unisys Corp*                                 13,946       323,373     Union Pacific Resources Group     11,387      218,488
Alcan Aluminum Ltd                            9,850       322,587     Whirlpool Corp                     3,347      217,973
Federated Dept Stores Inc*                    9,440       320,960     Dun & Bradstreet Corp              7,232      217,864
Newell Rubbermaid Inc                        12,710       320,133     Florida Progress Corp              4,414      216,286
American Electric Power Inc                   8,740       320,103     Progressive Corp                   3,299      215,878
Air Products & Chemicals Inc                 10,305       320,099     Kerr-McGee Corp                    4,160      215,280
TRW Inc                                       5,468       319,878     McKesson HBOC Inc                 12,657      213,587
Praxair Inc                                   7,150       317,728     DTE Energy Co                      6,526      212,911
New York Times Co                             7,699       317,103     Wellpoint Health Networks Inc*     2,865      211,294
Delta Air Lines Inc                           5,950       313,862     Genuine Parts Co                   7,997      209,921
Jefferson Pilot Corp                          4,711       313,576     Sealed Air Corp*                   3,751      208,649
Aon Corp                                     11,568       313,059     Tosco Corp                         6,474      207,573
Lincoln National Corp                         8,794       306,141     Central & South West Corp          9,567      207,484
Norfolk Southern Corp                        17,126       301,846     CSX Corp                           9,817      205,543
Barrick Gold Corp                            17,729       298,069     T Rowe Price & Associates Inc      5,383      205,227
Comerica Inc                                  7,030       297,896     Compuware Corp*                   16,106      202,332
Edison International                         15,615       297,661     ALZA Corp*                         4,589      202,203
Cincinnati Financial Corp                     7,383       297,627     Regions Financial Corp             9,834      200,982
Novell Inc*                                  14,942       293,237     Summit Bancorp                     7,856      199,346
Becton Dickinson & Co                        11,284       289,153     Vulcan Materials Co                4,499      197,112
Champion International Corp                   4,328       284,566     Goodyear Tire & Rubber Co          7,028      194,148
Georgia Pacific Group                         7,692       282,681     Watson Pharmaceuticals Inc*        4,318      194,040
Hershey Foods Corp                            6,226       282,505     Cinergy Corp                       7,174      191,904
Entergy Corp                                 11,105       282,483     Willamette Industries Inc          5,016      191,549
PaineWebber Group Inc                         6,413       281,370     Reynolds Metals Co                 2,841      188,927
Eaton Corp                                    3,302       277,368     Nabisco Group Holdings Corp       14,667      188,838
Dollar General Corp                          11,954       273,448     Leggett & Platt Inc                8,829      188,720
Archer Daniels Midland Co                    27,351       271,801     Huntington Bancshares Inc         10,324      188,413
TJX Companies Inc                            13,945       267,570     Cabletron Systems Inc*             8,133      186,042
FirstEnergy Corp                             10,512       267,399     Sherwin Williams Co                7,460      185,568
Loew's Corp                                   4,772       263,057     Knight-Ridder Inc                  3,778      185,358
Times Mirror Co                               2,695       262,931     Fortune Brands Inc                 7,378      184,450
Carolina Power & Light Co                     7,174       262,299     H&R Block Inc                      4,403      184,100
Dow Jones Inc                                 4,025       261,122     UnumProvident Corp                10,828      184,076
Amerada Hess Corp                             4,082       259,717     Eastman Chemical Co                3,514      183,826
AmSouth Bancorporation                       17,590       256,154     W. W. Grainger Inc                 4,197      182,045
Anadarko Petroleum Corp                       5,731       248,940     Biomet Inc                         5,095      181,828
Apache Corp                                   5,125       248,242     Kmart Corp*                       22,220      180,538
Golden West Financial Corp                    7,262       247,816     Southtrust Corp                    7,544      180,113
--------------------------------------------------------------------------------------------------------------------------------

UNITED ASSOCIATION S&P 500 INDEX FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2000

--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)                   SHARES       MARKET VALUE                                 SHARES       MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
Union Planters Corp                           6,337      $179,416     UST Inc                            7,694     $115,410
Sempra Energy                                 9,577       177,773     Fluor Corp                         3,418      114,717
Mirage Resorts Inc*                           8,684       176,937     PerkinElmer Inc                    2,087      114,263
Newmont Mining Corp                           7,538       176,672     Rowan Cos Inc*                     4,068      113,650
Young & Rubicam Inc                           3,129       174,246     Winn-Dixie Stores Inc              6,703      111,018
Nordstrom Inc                                 6,215       172,855     Ashland Inc*                       3,241      110,599
New Century Energies Inc                      5,193       169,422     Darden Restaurants Inc             5,896      108,707
Nucor Corp                                    3,927       168,861     Andrew Corp                        3,684      108,448
Phelps Dodge Corp                             3,642       168,443     Autodesk Inc                       2,743      105,263
Peoplesoft Inc*                              12,074       168,281     Allegheny Technologies Inc         4,208      101,781
Paccar Inc                                    3,536       168,181     C. R. Bard Inc                     2,301      100,237
NCR Corp*                                     4,344       167,787     Navistar Intl Corp*                2,854       99,890
Brown Forman Corp                             3,075       167,780     USX-U.S. Steel Group               3,981       99,774
Toys R Us Inc*                               10,979       167,430     Engelhard Corp                     5,655       99,316
Black & Decker Corp                           3,902       164,128     Parametric Technology Corp*       12,136       98,984
Intl Flavors & Fragrances Inc                 4,725       162,717     CMS Energy Corp                    5,206       98,914
J. C. Penney Co, Inc                         11,677       161,289     Crown Cork & Seal Co, Inc          5,748       93,405
Mead Corp                                     4,622       160,903     Owens-Illinois Inc*                6,758       91,233
Old Kent Financial Corp                       5,317       160,175     US Airways Group Inc*              3,209       89,250
The B. F. Goodrich Co                         4,953       157,877     Bemis Inc                          2,376       87,466
Office Depot Inc*                            14,807       156,399     Adolph Coors Co Cl B               1,662       84,762
Bausch & Lomb Inc                             2,588       156,250     Mallinckrodt Inc                   3,130       84,119
GPU Inc                                       5,554       155,859     Boise Cascade Corp                 2,571       83,718
Equifax Inc                                   6,364       155,520     Deluxe Corp                        3,299       83,094
PPL Corporation                               6,465       154,352     Crane Co                           3,008       80,840
CenturyTel Inc                                6,287       154,031     FMC Corp*                          1,375       80,008
Northern States Power Co                      6,959       151,793     Conseco Inc                       14,707       79,969
V. F. Corp                                    5,312       150,064     Thomas & Betts Corp                2,589       79,774
Torchmark Corp                                5,918       148,320     Brunswick Corp                     4,125       79,148
AutoZone Inc*                                 6,457       148,107     Hercules Inc                       4,783       74,435
Millipore Corp                                2,036       145,956     Quintiles Transnational Corp*      5,169       73,981
Cooper Industries Inc                         4,236       145,348     Eastern Enterprises                1,215       73,963
Ceridian Corp*                                6,540       141,836     Nicor Inc                          2,137       72,391
Hilton Hotels Corp                           16,595       141,058     Freeport-McMoRan C&G Inc Cl B      7,357       70,811
Countrywide Credit Inds Inc                   5,073       140,142     Snap-On Inc                        2,658       70,271
Healthsouth Corp*                            17,370       140,046     Homestake Mining Co               11,711       70,266
Westvaco Corp                                 4,506       139,123     Great Lakes Chemical Corp          2,588       69,714
Hasbro Inc                                    8,712       138,848     Dillard's Inc Cl A                 4,844       67,513
Thermo Electron Corp*                         7,166       138,841     Cummins Engine Inc                 1,838       65,364
Inco Ltd*                                     8,631       134,859     Meredith Corp                      2,339       65,053
Sigma Aldrich Corp                            4,563       134,038     Louisiana-Pacific Corp             4,847       64,829
Pinnacle West Capital Corp                    3,811       133,861     Centex Corp                        2,679       64,631
Maytag Corp                                   3,796       130,725     Ryder Systems Inc                  2,891       64,144
SuperValu Inc                                 6,272       129,752     Pactiv Corp*                       7,730       63,289
Safeco Corp                                   5,848       129,387     Consolidated Stores Corp*          4,973       61,852
Temple Inland Inc                             2,526       126,616     Silicon Graphics Inc*              8,365       60,123
Pall Corp                                     5,605       125,062     Alberto-Culver Co Cl B             2,537       59,937
ITT Industries Inc                            3,952       124,735     Rite Aid Corp                     11,704       58,520
Adaptec Inc*                                  4,600       124,200     Humana Inc*                        7,558       58,102
Liz Claiborne Inc                             2,661       123,238     Manor Care Inc*                    4,637       55,354
Tektronix Inc                                 2,125       122,984     American Greetings Corp            2,896       52,490
Sunoco Inc                                    4,057       122,978     Allied Waste Industries Inc*       8,492       52,013
R. R. Donnelley & Sons Co                     5,689       120,891     Timken Co                          2,801       51,819
Wendy's Intl Inc                              5,381       120,400     Potlatch Corp                      1,308       51,584
Harcourt General Inc                          3,215       120,161     Shared Medical Systems Corp        1,210       50,139
Stanley Works                                 4,039       119,151     Tupperware Corp                    2,649       50,000
Placer Dome Inc                              14,635       118,909     Peoples Energy Corp                1,602       49,762
Harrah's Entertainment Inc*                   5,781       118,872     Worthingon Inds Inc                4,007       49,587
St Jude Medical Inc                           3,807       118,731     Cooper Tire & Rubber Co            3,465       46,777
Niagara Mohawk Holdings Inc*                  8,471       117,535     Owens Corning                      2,467       44,869
--------------------------------------------------------------------------------------------------------------------------------

UNITED ASSOCIATION S&P 500 INDEX FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2000

--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)                   SHARES       MARKET VALUE                                 SHARES       MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd                     2,548       $43,316      Jostens Inc                       1,505      $37,155
Ball Corp                                    1,370        43,155      ONEOK Inc                         1,419       35,830
W. R. Grace & Co*                            3,276        42,588      Armstrong World Inds Inc          1,812       35,447
Pulte Corp                                   1,957        42,076      Springs Industries Inc Cl A         823       33,794
Kaufman & Broad Home Corp                    2,140        41,195      Great Atlantic & Pacific Tea Co   1,737       31,809
Long's Drug Stores Corp                      1,767        41,083      Bethlehem Steel Corp*             5,904       31,734
Briggs & Stratton Corp                       1,057        40,562      Milacron Inc                      1,702       31,062
Polaroid Corp                                2,008        40,537      Russell Corp                      1,528       29,987
National Service Inds Inc                    1,858        39,947      McDermott International Inc       2,699       21,929
IKON Office Solutions Inc                    6,611        38,840      NACCO Inds Inc Cl A                 372       16,694

--------------------------------------------------------------------------------------------------------------------------------

   TOTAL COMMON STOCKS                                                          $555,168,701
   (Cost $541,194,724)                                       -------------------------------

INVESTMENT COMPANIES (4.0%):
   SPDR Trust                                                         20,542       2,987,577
   Goldman Sachs Financial Square Prime Fund                      20,108,844      20,108,844
                                                             -------------------------------
   TOTAL INVESTMENT COMPANIES                                                     23,096,421
   (Cost $23,016,445)                                        -------------------------------

   TOTAL INVESTMENTS (99.7%)                                                     578,265,122
   (Cost $564,211,169)

OTHER ASSETS AND LIABILITIES (.3%):
Other assets                                                                       1,513,975
Accrued investment advisory fee                                                      (7,248)
Accrued administration fee                                                          (51,106)
Other liabilities                                                                    (3,629)
                                                             -------------------------------
                                                                                   1,451,992
                                                             -------------------------------
   TOTAL NET ASSETS (100%)                                                      $579,717,114
                                                             -------------------------------
NET ASSETS:
Paid-in capital                                                                 $564,968,885
Accumulated net realized loss on investments                                        (31,538)
Accumulated net realized gain on futures                                             344,819
Net unrealized appreciation on investments                                        14,053,953
Net unrealized depreciation on futures                                             (337,231)
Undistributed net investment income                                                  718,226
                                                             -------------------------------
   TOTAL NET ASSETS                                                             $579,717,114
                                                             -------------------------------
NET ASSET VALUE PER SHARE
Net Assets
   Class I                                                                      $579,314,107
   Class II                                                                      $   403,007

Shares Outstanding
   Class I                                                                        54,948,133
   Class II                                                                           38,262

Net Asset Value Per Share
   Class I                                                                            $10.54
   Class II                                                                           $10.53

SEE NOTES TO FINANCIAL STATEMENTS.
*NON-INCOME PRODUCING SECURITY
CL - CLASS
ADR - AMERICAN DEPOSITARY RECEIPT

UNITED ASSOCIATION S&P 500 INDEX FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD MARCH 2, 2000 (INCEPTION) TO APRIL 30, 2000

INVESTMENT INCOME:
Interest                                                   $     129,822
Dividends                                                        683,337
------------------------------------------------------------------------
  Total Income                                                   813,159
------------------------------------------------------------------------

EXPENSES:
Investment advisory fee (Note 5)                                   7,248
Administration fee (Note 5)                                       84,027
Custody fee                                                        3,624
12b-1 fee - Class II (Note 5)                                         13
Other                                                                 30
------------------------------------------------------------------------
  Total Expenses                                                  94,942
  Waiver of expenses (Note 5)                                        (9)
------------------------------------------------------------------------
     Net Expenses                                                 94,933
------------------------------------------------------------------------

NET INVESTMENT INCOME                                            718,226
------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments                                (31,538)
Net realized gain on futures                                     344,819
Net change in unrealized appreciation on investments          14,053,953
Net change in unrealized depreciation on futures               (337,231)
------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                              14,030,003
------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $  14,748,229
------------------------------------------------------------------------

See notes to financial statements.

UNITED ASSOCIATION S&P 500 INDEX FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MARCH 2, 2000 (INCEPTION) TO APRIL 30, 2000


INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income                                         $718,226
  Net realized gain on investments and futures                   313,281
  Net change in unrealized appreciation/(depreciation) on
     investments and futures                                  13,716,722
                                                         ---------------
  Net increase in net assets from operations                  14,748,229
                                                         ---------------

DISTRIBUTIONS                                                          0
                                                         ---------------

SHARE TRANSACTIONS (NOTE 2):
  Proceeds from sale of shares                               564,968,885
  Reinvested dividends                                                 0
  Cost of shares redeemed                                              0
                                                         ---------------
  Net increase in net assets from share transactions         564,968,885
                                                         ---------------

NET INCREASE IN NET ASSETS                                   579,717,114
                                                         ---------------

NET ASSETS:
  Beginning of period                                                  0
                                                         ---------------
  End of period [includes undistributed net investment
  income of $718,226]                                       $579,717,114
                                                         ---------------


SEE NOTES TO FINANCIAL STATEMENTS.

UNITED ASSOCIATION S&P 500 INDEX FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                CLASS I                 CLASS II
                                                          -------------------------------------------
                                                             For the Period          For the Period
                                                             March 2, 2000           March 28, 2000
                                                           to April 30, 2000       to April 30, 2000
                                                          -------------------------------------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of period                                 $10.00                  $11.05
                                                          -------------------------------------------
Income from investment operations:
  Net investment income                                                 0.01                    0.00
  Net realized and unrealized gain                                      0.53                  (0.52)
                                                          -------------------------------------------

  Total income from investment operations                               0.54                  (0.52)
                                                          -------------------------------------------

DISTRIBUTIONS                                                           0.00                    0.00
                                                          -------------------------------------------

Net asset value - end of period                                       $10.54                  $10.53
                                                          -------------------------------------------

TOTAL RETURN                                                           5.40%                 (4.71%)
                                                          -------------------------------------------

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $579,314                    $403
                                                          -------------------------------------------

Ratio of expenses to average net assets(1)                              .13%                    .15%
                                                          -------------------------------------------
Ratio of net investment income to average net assets(1)                 .97%                    .99%
                                                          -------------------------------------------
Ratio of expenses to average net assets without fee
  waivers(1)                                                             N/A                    .21%
                                                          -------------------------------------------
Ratio of net investment income to average net
  assets without fee waivers(1)                                          N/A                    .93%
                                                          -------------------------------------------

Portfolio turnover rate(2)                                                2%                      2%
                                                          -------------------------------------------


(1)  Annualized

(2) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period from March 2, 2000 to April 30, 2000 were $550,193,219 and $6,059,299, respectively.


SEE NOTES TO FINANCIAL STATEMENTS.

UNITED ASSOCIATION S&P 500 INDEX FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

         Financial Investors Trust (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining portfolios of the Trust are presented separately.
         The Fund offers two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.
         The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

         INVESTMENT VALUATION: Securities of the Fund are valued at 4:00 p.m. (Eastern time) on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price. Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

         FEDERAL INCOME TAXES: It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

         DIVIDENDS: The Fund will declare and pay dividends from net investment income, if any, quarterly. Dividends from net realized gains, if any, are declared at least once a year. Dividends to shareholders are recorded on the ex-dividend date.

         FUTURES CONTRACTS: The Fund uses index futures contracts with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The Fund may purchase futures contracts to immediately invest incoming cash or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount, known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.
         There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the stocks held by

UNITED ASSOCIATION S&P 500 INDEX FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

the Fund. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
         Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

         OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Fund uses for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

2.  SHARES OF BENEFICIAL INTEREST

         On April 30, 2000, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the period ended April 30, 2000 were as follows:

CLASS I                                           AMOUNT              SHARES
-------                                     ------------------------------------
Shares sold                                      $564,565,250        54,948,133
Shares redeemed                                             0                 0
                                            ------------------------------------
Net increase                                     $564,565,250        54,948,133
                                            ------------------------------------

CLASS II
--------
Shares sold                                      $    403,635            38,262
Shares redeemed                                             0                 0
                                            ------------------------------------
Net increase                                     $    403,635            38,262
                                            ------------------------------------

3.  UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

As of April 30, 2000:
---------------------
Gross appreciation (excess of value over tax cost)          $  40,543,393
Gross depreciation (excess of tax cost over value)           (26,532,255)
                                                   ----------------------
Net unrealized appreciation                                 $  14,011,138
                                                   ----------------------
Cost of investments for income tax purposes                 $ 564,253,984
                                                   ======================

UNITED ASSOCIATION S&P 500 INDEX FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  FUTURES CONTRACTS

         S&P 500 Index financial futures contracts open at April 30, 2000 were as follows:

--------------------------------------------------------------------------------
     NUMBER OF                                                   UNREALIZED
     CONTRACTS           EXPIRATION DATE          COST          DEPRECIATION
--------------------------------------------------------------------------------
        57                  June 2000             $399           ($337,231)
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES, DISTRIBUTION PLAN, AND OTHER RELATED PARTY TRANSACTIONS

         National City Investment Management Company (the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .01% of the Fund's average daily net assets up to $2,500,000,000 and .005% of the Fund's average daily net assets in excess of $2,500,000,000.

         ALPS Mutual Funds Services, Inc. ("ALPS") serves as the administrator to the Fund. ALPS is entitled to receive a fee from the Fund, computed daily and payable monthly, at the annual rate of .12% of the Fund's average daily net assets up to $500,000,000, .085% of the Fund's average daily net assets between $500,000,000 and $1,500,000,000, .06% of the Fund's average daily net assets between $1,500,000,000 and $2,500,000,000, and .04% of the Fund's average daily net assets in excess of $2,500,000,000. In addition to administration services, the administration fee also covers the costs of fund accounting, transfer agency, shareholder servicing, printing, registration, legal, audit and Trustees' fees.

         The Trustees have adopted a Distribution Plan on behalf of Class II of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to ALPS at the annual rate of up to .10% of Class II's average daily net assets. ALPS has contractually agreed to waive the 12b-1 fees that it is entitled to receive from Class II to .035% for the Fund's first year of operation.

         As of April 30, 2000, two shareholders owned 98.8% and one shareholder owned 37.9% of the outstanding shares of Class I and Class II of the Fund, respectively.

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================================================================================

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================================================================================

UNITED ASSOCIATION S&P 500 INDEX FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THIS FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR INSURER.

TOTAL RETURNS REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND ALL FEE WAIVERS. WITHOUT THE FEE WAIVERS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. PRINCIPAL VALUE MAY FLUCTUATE AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


                               INVESTMENT ADVISER
                   National City Investment Management Company
                             1900 East Ninth Street
                              Cleveland, Ohio 44114

          ADMINISTRATOR, DISTRIBUTOR, TRANSFER AGENT & FUND ACCOUNTANT
                        ALPS Mutual Funds Services, Inc.
                             370 Seventeenth Street
                                   Suite 3100
                             Denver, Colorado 80202

                                  LEGAL COUNSEL
                           Davis, Graham & Stubbs LLP
                             370 Seventeenth Street
                                   Suite 4700
                             Denver, Colorado 80202

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                             555 Seventeenth Street
                                   Suite 3600
                             Denver, Colorado 80202

                                    CUSTODIAN
                               National City Bank
                                629 Euclid Avenue
                              Cleveland, Ohio 44114





 MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR MORE
                    INFORMATION, PLEASE CALL 1-888-766-8043.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------